DEAN WITTER STRATEGIST FUND     Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS January 31, 1997

DEAR SHAREHOLDER:

For the six-month period ended January 31, 1997, Dean Witter Strategist Fund provided a total return of 14.57 percent. This performance compares favorably to the Fund's peer group of 207 flexible portfolio funds, as measured by Lipper Analytical Services, Inc., which posted an average total return of 13.89 percent for the same six-month time period. For the 1996 calendar year, a fixed balanced composite of 55 percent equities (as represented by the Standard & Poor's 500 Composite Stock Index), 35 percent fixed income (as represented by the Lehman Brothers Government/Corporate Bond Index) and 10 percent cash would have provided a total return of 14.1 percent, or 120 basis points (1.2 percent) below our active allocation strategy, which provided a total return of 15.3 percent.

ASSET ALLOCATION UPDATE

As a flexible portfolio, Dean Witter Strategist Fund combines stocks, bonds and cash in an effort to maximize total return and lower risk. During the past year, we made just one major asset allocation shift. We moved from being overweighted in equities to being slightly underweighted -- from approximately 65 percent to approximately 50 percent of assets. We shifted these liquidated assets to bonds and increased the Fund's bond portfolio from approximately 20 percent to approximately 40 percent of assets. Cash equivalent holdings decreased from approximately 18 percent to approximately 6 percent of assets. This move was based on a combination of factors, including a decline in the number of companies able to exceed earnings growth expectations, as well as the increased availability of attractive competitive yields in the bond market.

At the end of the period under review, we continue to favor overweighting long-dated financial assets and maintaining low cash levels. There are three variables which carry the greatest weight in determining this overall allocation strategy. Both inflation (which continued to surprise on the moderate side) and Federal Reserve policy (which remained

DEAN WITTER STRATEGIST FUND
neutral) failed to meet our bearish expectations throughout 1996. The most important factor, however, was developments in corporate earnings growth, which grew increasingly more inconsistent throughout 1996 and raised concerns over the long-term sustainability of 15 percent-plus earnings growth forecasts.

The Fund's equity portfolio is overweighted in sectors that we believe offer above-average earnings growth potential. Among these are consumer cyclicals (especially growth retailers), consumer staples (especially pharmaceuticals), aerospace/defense, technology and financials. At the end of the period under review, our five largest equity positions were Pier 1 Imports, Inc., General Motors Corp. (Class H), Thiokol Corp., Microsoft Corp. and Pharmacia & Upjohn, Inc.

The Fund's fixed-income portfolio is overweighted in corporate bonds (65 percent of total bond portfolio value) and underweighted in government treasury issues. We believe that premium yields and strong corporate cash flows make corporate bonds the preferred investment vehicle within the bond market.

We appreciate your continued support and look forward to serving your investment needs.

Very truly yours,

/s/  CHARLES A. FIUMEFREDDO
-----------------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1997 (unaudited)

NUMBER OF
 SHARES                                          VALUE
-----------------------------------------------------------
              COMMON STOCKS (53.5%)
              Aerospace & Defense (5.7%)
 270,000      General Motors Corp. (Class
               H)........................    $   16,470,000
 194,000      Honeywell, Inc. ...........        13,992,250
 260,000      Litton Industries, Inc.*...        11,700,000
 140,000      Lockheed Martin Corp. .....        12,880,000
 160,000      McDonnell Douglas Corp. ...        10,760,000
 280,000      Thiokol Corp. .............        15,680,000
                                               ------------
                                                 81,482,250
                                               ------------
              Airlines (0.5%)
 250,000      Continental Airlines, Inc.
               (Class B)*................         6,968,750
                                               ------------

              Aluminum (0.7%)
 150,000      Aluminum Co. of America....        10,350,000
                                               ------------

              Apparel (0.1%)
  31,000      Liz Claiborne, Inc. .......         1,305,875
                                               ------------

              Auto Parts (0.1%)
  18,000      TRW, Inc. .................           913,500
                                               ------------

              Automotive (0.7%)
 288,000      Chrysler Corp. ............        10,044,000
  11,700      Ford Motor Co. ............           375,862
                                               ------------
                                                 10,419,862
                                               ------------
              Banks (0.8%)
  37,000      Wells Fargo & Co. .........        11,275,750
                                               ------------

              Banks - Money Center (0.8%)
 102,000      Citicorp...................        11,870,250
                                               ------------

              Beverages - Soft Drinks
               (0.6%)
 227,800      PepsiCo Inc. ..............         7,944,525
                                               ------------

              Brokerage (1.0%)
  14,000      Morgan Stanley Group,
               Inc. .....................           799,750
 266,666      Travelers Group, Inc. .....        13,966,632
                                               ------------
                                                 14,766,382
                                               ------------
              Cable/Cellular (0.7%)
 550,000      U.S. West Media Group*.....        10,243,750
                                               ------------

              Chemicals (2.0%)
 110,000      Du Pont (E.I.) de Nemours &
               Co. ......................        12,058,750
 220,000      Monsanto Co. ..............         8,332,500


NUMBER OF
 SHARES                                          VALUE
-----------------------------------------------------------
  16,000      PPG Industries, Inc. ......    $      856,000
 150,000      Praxair, Inc. .............         6,956,250
                                               ------------
                                                 28,203,500
                                               ------------
              Communications - Equipment
               &
               Software (1.7%)
 180,000      Cisco Systems, Inc.*.......        12,532,500
 252,400      Comsat Corp. ..............         6,814,800
 160,000      Newbridge Networks Corp.*
               (Canada)..................         5,520,000
                                               ------------
                                                 24,867,300
                                               ------------
              Computer Software (1.6%)
 146,800      Microsoft Corp.*...........        14,955,250
 200,000      Oracle Corp.*..............         7,750,000
                                               ------------
                                                 22,705,250
                                               ------------
              Computers (2.0%)
 383,500      Apple Computer, Inc.*......         6,327,750
 200,000      Dell Computer Corp.*.......        13,225,000
 150,000      Gateway 2000, Inc.*........         9,150,000
                                               ------------
                                                 28,702,750
                                               ------------
              Computers - Peripheral
               Equipment (0.6%)
 153,600      Seagate Technology,
               Inc.*.....................         7,910,400
                                               ------------

              Computers - Systems (2.5%)
 219,500      Diebold, Inc. .............        12,950,500
 170,000      Electronic Data Systems
               Corp. ....................         7,820,000
 112,000      Hewlett-Packard Co. .......         5,894,000
 300,000      Sun Microsystems, Inc.*....         9,487,500
                                               ------------
                                                 36,152,000
                                               ------------
              Consumer Products (1.6%)
 126,700      Colgate-Palmolive Co. .....        12,258,225
 220,000      Tupperware Corp. ..........        10,312,500
                                               ------------
                                                 22,570,725
                                               ------------
              Electrical Equipment (1.8%)
 129,000      Emerson Electric Co. ......        12,738,750
 129,000      General Electric Co. ......        13,287,000
                                               ------------
                                                 26,025,750
                                               ------------
              Electronic Components
               (0.1%)
  12,000      Johnson Controls, Inc. ....         1,032,000
                                               ------------

              Entertainment/Gaming (1.0%)
 420,000      Circus Circus Enterprises,
               Inc.*.....................        14,805,000
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1997 (unaudited) continued

NUMBER OF
 SHARES                                          VALUE
-----------------------------------------------------------
              Financial Services (1.7%)
 200,000      American Express Co. ......    $   12,475,000
 290,000      Federal National Mortgage
               Assoc. ...................        11,455,000
                                               ------------
                                                 23,930,000
                                               ------------
              Foods (1.5%)
  88,000      Campbell Soup Co. .........         7,304,000
 150,000      General Mills, Inc. .......        10,162,500
  90,000      Quaker Oats Company (The) .         3,453,750
                                               ------------
                                                 20,920,250
                                               ------------
              Forest Products, Paper &
               Packaging (0.6%)
 200,000      Champion International
               Corp. ....................         8,375,000
                                               ------------

              Hardware & Tools (0.7%)
 250,000      Black & Decker Corp. ......         8,375,000
  36,000      Stanley Works..............         1,368,000
                                               ------------
                                                  9,743,000
                                               ------------
              Healthcare - Miscellaneous (1.7%)
 554,000      Humana, Inc.*..............        10,526,000
 170,000      PacifiCare Health Systems,
               Inc. (Class B)*...........        13,642,500
                                               ------------
                                                 24,168,500
                                               ------------
              Hospital Management (0.6%)
 214,500      Columbia/HCA Healthcare
               Corp. ....................         8,472,750
                                               ------------

              Household Appliances (0.2%)
 121,500      Maytag Corp. ..............         2,490,750
                                               ------------

              Industrials (0.0%)
   5,500      AlliedSignal, Inc. ........           386,375
                                               ------------

              Insurance (0.8%)
  95,000      American International
               Group, Inc. ..............        11,506,875
                                               ------------

              Labels (0.1%)
  34,000      Avery Dennison Corp. ......         1,245,250
                                               ------------

              Leisure (0.5%)
 100,000      Carnival Corp. (Class A)...         3,675,000
  50,000      Walt Disney Co. ...........         3,662,500
                                               ------------
                                                  7,337,500
                                               ------------
              Medical Products & Supplies (0.3%)
  99,000      Baxter International,
               Inc. .....................         4,566,375
                                               ------------

              Natural Gas - Distribution (0.6%)
 202,500      Williams Companies,
               Inc. .....................         8,125,312
                                                ------------

NUMBER OF
 SHARES                                          VALUE
-----------------------------------------------------------
              Office Equipment & Supplies (0.6%)
 200,000      Ikon Office Solutions,
               Inc. .....................    $    8,825,000
                                               ------------

              Oil Drilling & Services
               (0.4%)
 150,000      Dresser Industries,
               Inc. .....................         5,081,250
   6,300      Schlumberger, Ltd. ........           700,088
                                               ------------
                                                  5,781,338
                                               ------------
              Oil Integrated - Domestic (0.5%)
  56,000      Atlantic Richfield Co. ....         7,406,000
                                               ------------

              Oil Integrated - International (2.4%)
 133,000      Chevron Corp. .............         8,827,875
  80,000      Exxon Corp. ...............         8,290,000
  62,000      Mobil Corp. ...............         8,137,500
  79,000      Texaco, Inc. ..............         8,364,125
                                               ------------
                                                 33,619,500
                                               ------------
              Paper (0.2%)
 100,000      Unisource Worldwide,
               Inc. .....................         2,175,000
                                               ------------

              Paper & Forest Products (0.4%)
 150,000      International Paper Co. ...         6,131,250
                                               ------------

              Pharmaceuticals (4.6%)
 160,000      Abbott Laboratories........         8,700,000
 128,400      American Home Products
               Corp. ....................         8,137,350
 194,744      Johnson & Johnson..........        11,222,123
 151,000      Lilly (Eli) & Co. .........        13,155,875
 102,200      Merck & Co., Inc. .........         9,274,650
 400,000      Pharmacia & Upjohn,
               Inc. .....................        14,900,000
                                               ------------
                                                 65,389,998
                                               ------------
              Publishing - Newspaper
               (0.1%)
  13,000      Gannett Co., Inc. .........           996,125
                                               ------------

              Retail - Department Stores (0.1%)
   4,000      Dayton-Hudson Corp. .......           150,500
  16,000      May Department Stores
               Co. ......................           712,000
                                               ------------
                                                    862,500
                                               ------------
              Retail - Specialty (3.7%)
 470,000      Bed Bath & Beyond, Inc.*...        12,925,000
 350,000      Costco Companies, Inc.*....         9,275,000
 144,000      Home Depot, Inc. ..........         7,128,000
 189,360      Payless ShoeSource,
               Inc.*.....................         7,101,000
 900,000      Pier 1 Imports, Inc. ......        16,650,000
                                               ------------
                                                 53,079,000
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1997 (unaudited) continued

NUMBER OF
 SHARES                                          VALUE
-----------------------------------------------------------
              Retail - Specialty Apparel (0.0%)
  10,000      Gap, Inc. .................    $      287,500
                                               ------------

              Savings & Loan Associations (1.0%)
 170,000      Golden West Financial Corp....     11,411,250
 100,000      Great Western Financial
               Corp. ....................         3,162,500
                                               ------------
                                                 14,573,750
                                               ------------
              Semiconductors (1.8%)
 300,000      Micron Technology, Inc. ...        10,425,000
 470,000      Teradyne Inc.*.............        14,511,250
                                               ------------
                                                 24,936,250
                                               ------------
              Shipping (0.6%)
 345,800      APL Ltd. ..................         8,299,200
                                               ------------

              Shoes (0.6%)
 130,000      Nike, Inc. (Class B).......         8,823,750
                                               ------------

              Steel (0.6%)
  17,000      Bethlehem Steel Corp.*.....           144,500
 150,000      Nucor Corp. ...............         7,800,000
                                               ------------
                                                  7,944,500
                                               ------------

              TOTAL COMMON STOCKS
              (Identified Cost $558,897,504)..    760,914,167
                                               ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
              CORPORATE BONDS (25.9%)
              Airlines (1.3%)
 $ 6,900      America West Airlines, Inc.
               6.86% due 07/02/04........         6,839,625
   5,000      United Air Lines, Inc.
               10.125% due 03/22/15......         5,931,150
   5,000      United Air Lines, Inc.
               9.35% due 04/07/16........         5,518,750
                                               ------------
                                                 18,289,525
                                               ------------
              Automotive (0.4%)
   5,000      General Motors Corp.
               9.125% due 07/15/01.......         5,468,950
                                               ------------

              Automotive - Finance (0.5%)
   6,900      GMAC Pass Thru Asset Trust
               97 -144A**
               6.50% due 01/17/00........         6,917,250
                                               ------------

              Bank Holding Companies (1.9%)
   5,000      North Fork Bancorp -144A**
               8.70% due 12/15/26........         5,087,500

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
 $ 7,500      Provident Bank -144A**
               8.60% due 12/01/26........    $    7,565,625
   4,800      Standard Federal Bancorp
               7.75% due 07/17/06........         4,980,336
   5,000      U.S. Bancorp Capital
               -144A**
               8.27% due 12/15/26........         5,137,500
   4,000      Union Planters Co.
               6.25% due 11/01/03........         3,840,480
                                               ------------
                                                 26,611,441
                                               ------------
              Banks (2.0%)
   5,780      Central Fidelity Banks,
               Inc.
               8.15% due 11/15/02........         6,108,997
   5,000      First Empire Capital Trust
               1
               8.234% due 02/01/27.......         5,043,750
   5,000      First National Bank Corp.
               6.50% due 01/14/00........         5,018,750
   5,000      First Nationwide Bank
               10.00% due 10/01/06.......         5,748,700
   6,900      People's Bank-Bridgeport
               7.20% due 12/01/06........         6,764,070
                                               ------------
                                                 28,684,267
                                               ------------
              Banks - International
               (1.5%)
   4,800      Banque Paribas of New York
               6.875% due 03/01/09.......         4,573,440
   5,000      Dao Heng Bank Ltd. -144A**
               (Hong Kong)
               7.75% due 01/24/07........         5,050,000
   5,000      Merita Bank Ltd. -144A**
               (Finland)
               7.50% due 12/29/49........         5,037,500
   7,000      Skandinaviska Enskilda
               Banken -144A** (Sweden)
               8.125% due 09/06/49.......         7,350,000
                                               ------------
                                                 22,010,940
                                               ------------
              Brokerage (1.5%)
   4,920      Lehman Brothers Holdings,
               Inc.
               6.625% due 11/15/00.......         4,891,858
   5,000      Lehman Brothers Holdings,
               Inc.
               8.75% due 03/15/05........         5,441,750
   5,740      Paine Webber Group, Inc.
               8.25% due 05/01/02........         6,055,126
   5,000      Paine Webber Group, Inc.
               8.875% due 03/15/05.......         5,476,250
                                               ------------
                                                 21,864,984
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
-----------------------------------------------------------
              Cable Television Equipment (1.2%)
 $ 5,000      Continental Cablevision,
               Inc.
               9.50% due 08/01/13........    $    5,725,250
  10,000      Tele-Communications, Inc.
               9.80% due 02/01/12........        11,063,100
                                               ------------
                                                 16,788,350
                                               ------------
              Cable/Cellular (0.3%)
   5,000      360 degrees Communication
               Co.
               7.125% due 03/01/03.......         4,949,100
                                               ------------

              Financial (0.3%)
   4,900      Vesta Capital Trust 1
               -144A**
               8.525% due 01/15/27.......         4,955,125
                                               ------------

              Financial Services (4.1%)
   5,000      Advanta Corp.
               6.384% due 08/07/98.......         5,001,650
   3,500      Advanta Corp.
               7.28% due 07/30/01........         3,554,005
  10,000      Arkwright CSN Trust -144A**
               9.625% due 08/15/26.......        11,062,500
   6,900      Capital One Bank
               8.125% due 03/01/00.......         7,151,298
   5,400      Commercial Credit Group
               7.875 due 02/01/25........         5,802,138
   5,000      Firstar Capital Trust I
               -144A**
               8.32% due 12/15/26........         5,125,000
   4,900      Markel Capital Trust I
               -144A**
               8.71% due 01/01/46........         5,004,125
   6,900      MBNA Capital Inc.
               8.278% due 12/01/26.......         6,977,625
   4,000      Pxre Capital Trust I
               -144A**
               8.85% due 02/01/27........         4,055,000
   4,950      RHG Finance Corp.
               8.875% due 10/01/05.......         5,133,348
                                               ------------
                                                 58,866,689
                                               ------------
              Foreign Government Bonds (0.4%)
   5,000      National Bank Hungary
               (Hungary)
               8.875% due 11/01/13.......         5,408,450
                                               ------------

              Insurance (2.8%)
   5,000      Associates Corp. N.A.
               6.25% due 03/15/99........         4,996,800
   5,550      Associates Corp. N.A.
               6.375% due 08/15/99.......         5,550,999

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
-----------------------------------------------------------
 $ 4,900      Conseco, Inc.
               10.50% due 12/15/04.......    $    5,787,341
   4,900      Farmers Insurance Exchange
               -144A**
               8.50% due 08/01/04........         5,181,750
   6,800      Jefferson-Pilot Capital
               Trust A -144A**
               8.14% due 01/15/46........         6,791,500
   5,000      Lumbermens Mutual
               Casualty - 144A**
               9.15% due 07/01/26........         5,406,250
   5,800      Terra Nova Holdings
               (United Kingdom)
               10.75% due 07/01/05.......         6,515,140
                                               ------------
                                                 40,229,780
                                               ------------
              International Trade (0.5%)
   6,900      Guangdong International
               Trust & Investment -144A**
               (China) 8.75% due
               10/24/16..................         7,150,125
                                               ------------

              Machinery & Machine Tools (1.0%)
   1,000      Jet Equipment Trust -144A**
               10.91% due 08/15/14.......         1,160,000
   3,000      Joy Technologies Inc.
               10.25% due 09/01/03.......         3,302,250
  10,000      Reliance Industries Ltd.
               -144A** (India)
               10.25% due 01/15/97.......        10,537,500
                                               ------------
                                                 14,999,750
                                               ------------
              Metals & Mining (0.5%)
   6,900      Freeport-McMoran C & G Co.
               7.50% due 11/15/06........         6,807,885
                                               ------------

              Miscellaneous (0.5%)
   6,900      Placer Dome, Inc. (Canada)
               8.50% due 12/31/45........         6,770,625
                                               ------------

              Oil & Gas Products (0.7%)
   5,000      Mitchell Energy &
               Development Corp.
               8.00% due 07/15/99........         5,121,150
   5,000      Mitchell Energy &
               Development Corp.
               6.75% due 02/15/04........         4,797,950
                                               ------------
                                                  9,919,100
                                               ------------
              Publishing & Television (0.4%)
   5,000      Time Warner I Inc.
               9.125% due 01/15/13.......         5,444,550
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
-----------------------------------------------------------
              Railroad Equipment (0.3%)
 $ 4,900      Anixter International Inc.
               8.00% due 09/15/03........    $    4,981,732
                                               ------------

              Railroads (0.4%)
   5,000      Penn Central Corp.
               10.625% due 04/15/00......         5,509,500
                                               ------------

              Real Estate Investment Trust (0.4%)
   5,000      Price Reit, Inc.
               7.25% due 11/01/00........         5,038,000
                                               ------------

              Savings & Loan Associations (0.5%)
   6,800      Great Western Financial
               Trust II
               8.206% due 02/01/27.......         6,825,500
                                               ------------

              Steel (0.4%)
   5,000      Pohang Iron & Steel Co.
               (South Korea)
               7.375% due 05/15/05.......         5,042,750
                                               ------------

              Telecommunications (1.1%)
   5,000      British Telecom Finance
               (United Kingdom)
               9.625% due 02/15/19.......         5,476,550
   3,000      TCI Communications, Inc.
               8.75% due 08/01/15........         3,038,490
   6,900      Total Access Communication
               -144A** (Thailand)
               8.375% due 11/04/06.......         6,943,125
                                               ------------
                                                 15,458,165
                                               ------------
              Tobacco (0.6%)
   4,900      Philip Morris Companies,
               Inc.
               7.65% due 07/01/08........         5,013,827
   3,000      RJR Nabisco, Inc.
               8.75% due 08/15/05........         3,042,120
                                               ------------
                                                  8,055,947
                                               ------------

              Utilities - Electric (0.4%)
   4,950      Niagara Mohawk Power Corp.
               9.25% due 10/01/01........         5,082,462
                                               ------------

              TOTAL CORPORATE BONDS
               (Identified Cost $364,622,983)..    368,130,942
                                               ------------

              U.S. GOVERNMENT & AGENCY
               OBLIGATIONS (13.8%)
     394      Federal Home Loan Mortgage
               Corp.
               8.50% due 07/01/02........           402,206

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
-----------------------------------------------------------
 $   173      Federal Home Loan Mortgage
               Corp.
               9.00% due 08/01/02........    $      176,522
   2,500      Private Export Funding
               Corp.
               7.95% due 11/01/06........         2,653,950
   2,000      U.S. Treasury Bond
               6.25% due 08/15/23........         1,845,740
   2,850      U.S. Treasury Bond
               7.625% due 02/15/25.......         3,114,566
  17,200      U.S. Treasury Note
               5.625% due 11/30/00.......        16,875,264
   9,950      U.S. Treasury Note
               5.75% due 08/15/03........         9,622,247
  23,000      U.S. Treasury Note
               6.00% due 08/31/97........        23,058,880
   5,000      U.S. Treasury Note
               6.00% due 08/15/99........         4,997,200
   5,000      U.S. Treasury Note
               6.375% due 05/15/99.......         5,040,550
  22,050      U.S. Treasury Note
               6.50% due 04/30/99........        22,298,283
   4,900      U.S. Treasury Note
               6.50% due 08/31/01........         4,945,668
   3,000      U.S. Treasury Note
               6.50% due 05/15/05........         3,005,310
  15,000      U.S. Treasury Note
               6.75% due 04/30/00........        15,264,450
   3,200      U.S. Treasury Note
               6.75% due 08/15/26........         3,167,648
  25,000      U.S. Treasury Note
               6.875% due 08/31/99.......        25,495,500
   5,000      U.S. Treasury Note
               7.25% due 05/15/04........         5,238,100
   5,000      U.S. Treasury Note
               7.25% due 08/15/04........         5,239,500
   7,000      U.S. Treasury Note
               7.50% due 11/15/01........         7,349,650
   7,000      U.S. Treasury Note
               7.50% due 02/15/05........         7,448,980
  20,150      U.S. Treasury Note
               7.75% due 12/31/99........        21,033,376

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

PORTFOLIO OF INVESTMENTS January 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                        VALUE
-----------------------------------------------------------
 $ 8,500      U.S. Treasury Note
               7.875% due 11/15/99.......    $    8,887,940
                                               ------------

              TOTAL U.S. GOVERNMENT &
               AGENCY OBLIGATIONS
               (Identified Cost
               $197,939,478).............       197,161,530
                                               ------------

              SHORT-TERM INVESTMENTS (5.7%)
              U.S. GOVERNMENT AGENCY (a) (5.3%)
  75,000      Federal Home Loan Mortgage
               Corp.
               5.26-5.48% due
               02/03/97 - 02/19/97
               (Amortized Cost
               $74,901,678)..............        74,901,678
                                               ------------

              REPURCHASE AGREEMENT (0.4%)
   5,724      The Bank of New York 5.25%
               due 02/03/97 (dated
               01/31/97; proceeds
               $5,726,256; collateralized
               by $5,770,860 Federal Home
               Loan Mortgage Association
               6.25% due 11/10/99 valued
               at $5,838,227) (Identified
               Cost $5,723,752)..........         5,723,752
                                               ------------

              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost
               $80,625,430)..............        80,625,430
                                               ------------

                                                 VALUE
-----------------------------------------------------------
TOTAL INVESTMENTS
(Identified Cost $1,202,085,395) (b)..98.9%  $1,406,832,069

OTHER ASSETS IN EXCESS OF
LIABILITIES.......................     1.1
                                                 15,114,254
                                      ----   ---------------

NET ASSETS......................     100.0%
                                             $1,421,946,323
                                     =====   ===============

---------------------
 *  Non-income producing security.
**  Resale is restricted to qualified institutional investors.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $211,793,190 and the aggregate gross unrealized depreciation is $7,046,516, resulting in net unrealized appreciation of $204,746,674.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $1,202,085,395)......    $1,406,832,069
Receivable for:
    Investments sold...................        22,179,630
    Interest...........................        10,776,264
    Shares of beneficial interest
     sold..............................         2,987,838
    Dividends..........................           552,093
    Principal paydowns.................            12,698
Prepaid expenses and other assets......            73,819
                                             ------------

    TOTAL ASSETS.......................     1,443,414,411
                                             ------------

LIABILITIES:
Payable for:
    Investments purchased..............        18,651,999
    Plan of distribution fee...........         1,047,236
    Shares of beneficial interest
     repurchased.......................           808,516
    Investment management fee..........           656,092
Accrued expenses and other payables....           304,245
                                             ------------

    TOTAL LIABILITIES..................        21,468,088
                                             ------------

NET ASSETS:
Paid-in-capital........................     1,194,579,660
Net unrealized appreciation............       204,746,674
Accumulated undistributed net
 investment income.....................         4,068,904
Accumulated undistributed net realized
 gain..................................        18,551,085
                                             ------------

    NET ASSETS.........................    $1,421,946,323
                                             ============

NET ASSET VALUE PER SHARE,
 85,191,684 shares outstanding
 (unlimited shares authorized of $.01
 par value)............................            $16.69
                                             ============
STATEMENT OF OPERATIONS
For the six months ended January 31, 1997
 (unaudited)
NET INVESTMENT INCOME:
INCOME
Interest...............................    $   22,817,556
Dividends..............................         4,911,979
                                             ------------

    TOTAL INCOME.......................        27,729,535
                                             ------------
EXPENSES
Plan of distribution fee...............         6,016,881
Investment management fee..............         3,772,257
Transfer agent fees and expenses.......           590,197
Registration fees......................            54,015
Custodian fees.........................            39,951
Shareholder reports and notices........            39,182
Professional fees......................            29,584
Trustees' fees and expenses............             6,140
Other..................................             5,980
                                             ------------

    TOTAL EXPENSES.....................        10,554,187
                                             ------------

    NET INVESTMENT INCOME..............        17,175,348
                                             ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain......................        46,887,807
Net change in unrealized
 appreciation..........................       118,412,831
                                             ------------

    NET GAIN...........................       165,300,638
                                             ------------

NET INCREASE...........................    $  182,475,986
                                             ============

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                          FOR THE SIX         FOR THE YEAR
                                                          MONTHS ENDED           ENDED
                                                        JANUARY 31, 1997     JULY 31, 1996

-------------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................     $    17,175,348     $   21,424,282
Net realized gain...................................          46,887,807         97,968,604
Net change in unrealized appreciation...............         118,412,831         (3,107,509)
                                                          --------------     --------------

    NET INCREASE....................................         182,475,986        116,285,377
                                                          --------------     --------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income...............................         (17,452,684)       (21,021,721)
Net realized gain...................................        (109,339,056)       (70,591,947)
                                                          --------------     --------------

    TOTAL...........................................        (126,791,740)       (91,613,668)
                                                          --------------     --------------
Net increase from transactions in shares of
 beneficial interest................................         106,957,304        357,037,738
                                                          --------------     --------------

    NET INCREASE....................................         162,641,550        381,709,447

NET ASSETS:
Beginning of period.................................       1,259,304,773        877,595,326
                                                          --------------     --------------
    END OF PERIOD
    (Including undistributed net investment income
    of $4,068,904 and $4,346,240, respectively).....     $ 1,421,946,323     $1,259,304,773
                                                         ===============     ==============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund seeks to achieve its objective by actively allocating its assets among major asset categories of equity and fixed-income securities and money market instruments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by

DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1997 (unaudited) continued

the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.475% to the portion of daily net assets exceeding $1.5 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1997 (unaudited) continued

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets attributable to shares issued, net of related shares redeemed, since implementation of the Plan. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by the investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at the time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $37,206,400 at January 31, 1997.

The Distributor has informed the Fund that for the six months ended January 31, 1997, it received approximately $825,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

DEAN WITTER STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS January 31, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1997 aggregated $937,420,719 and $892,680,557, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $78,691,375 and $167,972,128, respectively.

For the same period, the Fund incurred brokerage commissions with DWR of approximately $29,300 for transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $115,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. At January 31, 1997, the Fund had an accrued pension liability of $88,462 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                       FOR THE SIX
                                                                      MONTHS ENDED
                                                                    JANUARY 31, 1997
                                                              -----------------------------             FOR THE YEAR ENDED
                                                                       (unaudited)                         JULY 31, 1996
                                                                                                   -----------------------------
                                                                SHARES           AMOUNT              SHARES           AMOUNT
                                                              -----------     -------------        -----------     -------------
Sold......................................................     10,937,149     $ 184,536,765         15,621,003     $ 252,119,338
Reinvestment of dividends and distributions...............      7,090,040       114,806,533          5,419,616        83,797,500
Shares issued in connection with the acquisition of Dean
 Witter Managed Assets Trust..............................             --                --         20,952,000       322,593,266
                                                              -----------     --------------       ------------     ------------
                                                               18,027,189       299,343,298         41,992,619       658,510,104
Repurchased...............................................    (11,419,419)     (192,385,994)       (18,698,191)     (301,472,366)
                                                              -----------     --------------       ------------     ------------
Net increase..............................................      6,607,770     $ 106,957,304         23,294,428     $ 357,037,738
                                                              ===========     ==============       ============     ============

6. FEDERAL INCOME TAX STATUS

At July 31, 1996, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

DEAN WITTER STRATEGIST FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                        FOR THE SIX        FOR THE YEAR ENDED JULY 31
                                                                       MONTHS ENDED    ----------------------------------
                                                                     JANUARY 31, 1997         1996            1995
-------------------------------------------------------------------------------------------------------------------------
                                                                        (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................................     $ 16.02            $ 15.87          $14.43
                                                                          ------             ------          ------
Net investment income...............................................        0.21               0.30            0.34
Net realized and unrealized gain....................................        2.08               1.43            1.86
                                                                          ------             ------          ------
Total from investment operations....................................        2.29               1.73            2.20
                                                                          ------             ------          ------
Less dividends and distributions from:
   Net investment income............................................       (0.22)             (0.32)          (0.29)
   Net realized gain................................................       (1.40)             (1.26)          (0.47)
                                                                          ------             ------          ------
Total dividends and distributions...................................       (1.62)             (1.58)          (0.76)
                                                                          ------             ------          ------
Net asset value, end of period......................................     $ 16.69            $ 16.02          $15.87
                                                                          ======             ======          ======
TOTAL INVESTMENT RETURN+............................................       14.57%(1)          11.47%          16.05%
RATIOS TO AVERAGE NET ASSETS:
Expenses............................................................        1.55%(2)           1.58%           1.63%
Net investment income...............................................        2.53%(2)           1.88%           2.35%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions..............................      $1,422             $1,259            $878
Portfolio turnover rate.............................................          72%(1)            174%            179%
Average commission rate paid........................................     $0.0585            $0.0597              --


                                                                                  FOR THE YEAR ENDED JULY 31
                                                                        -------------------------------------------------
                                                                           1994               1993            1992
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................................     $ 14.59            $ 14.39          $13.09
                                                                          ------             ------          ------
Net investment income...............................................        0.30               0.26            0.27
Net realized and unrealized gain....................................        0.22               0.81            1.27
                                                                          ------             ------          ------
Total from investment operations....................................        0.52               1.07            1.54
                                                                          ------             ------          ------
Less dividends and distributions from:
   Net investment income............................................       (0.26)             (0.31)          (0.24)
   Net realized gain................................................       (0.42)             (0.56)             --
                                                                          ------             ------          ------
Total dividends and distributions...................................       (0.68)             (0.87)          (0.24)
                                                                          ------             ------          ------
Net asset value, end of period......................................     $ 14.43            $ 14.59          $14.39
                                                                          ======             ======          ======
TOTAL INVESTMENT RETURN+............................................        3.53%              7.59%          11.88%
RATIOS TO AVERAGE NET ASSETS:
Expenses............................................................        1.62%              1.62%           1.63%
Net investment income...............................................        2.03%              1.90%           2.19%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions..............................      $  806             $  783            $441
Portfolio turnover rate.............................................          90%                98%             79%
Average commission rate paid........................................          --                 --              --

---------------------
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Mark A. Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse
1177 Avenue of the Americas
New York, New York  10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York  10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
STRATEGIST FUND

[PHOTO]


SEMIANNUAL REPORT
JANUARY 31, 1997